Condensed Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2011
Condensed Quarterly Financial Information (unaudited) [Abstract]
Condensed Quarterly Financial Information (unaudited)
Condensed Quarterly Financial Information (unaudited)

	For the three months ended,
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Revenues	$24,293	$25,788	$24,766	$22,899
Operating expenses (1)	30,506	28,246	172,693	27,999
Operating loss	(6,213)	(2,458)	(147,927)	(5,100)
Net loss from continuing operations	(6,615)	(2,888)	(141,749)	(5,723)
Net income (loss) from discontinued operations	474	(1,381)	(32,789)	(4,721)
Net loss attributable to common stock holders	(6,141)	(4,269)	(174,538)	(10,444)
Net loss per share from continuing operations – basic and diluted	$(0.16)	$(0.06)	$(3.09)	$(0.13)
Net income (loss) per share from discontinued operations – basic and diluted	$0.01	$(0.03)	(0.71)	(0.10)
Net loss per share attributable to common stockholders – basic and diluted	$(0.15)	$(0.09)	$(3.80)	$(0.23)

	For the three months ended,
	March 31,	June 30,	September 30,	December 31,
	2010	2010	2010	2010
Revenues	$28,249	$28,530	$27,497	$25,968
Operating expenses (2)	28,014	42,939	24,948	25,764
Operating income (loss)	235	(14,409)	2,549	204
Net income (loss) from continuing operations	(490)	(11,077)	2,093	(57)
Net income (loss) from discontinued operations	(1,043)	(513)	1,163	2,909
Net income (loss) attributable to common stock holders	(7,933)	(17,433)	2,709	2,349
Net income (loss) per share from continuing operations – basic and diluted	$(1.20)	$(1.89)	$0.04	$(0.02)
Net income (loss) per share from discontinued operations – basic and diluted	$(0.18)	$(0.06)	$0.03	$0.08
Net income (loss) per share attributable to common stockholders – basic and diluted	$(1.38)	$(1.95)	$0.07	$0.06

(1) Operating expenses for the quarter ended September 30, 2011 includes $139,519 of impairment charges related to goodwill and certain tangible and intangible assets.

(2) Operating expenses for the quarter ended June 30, 2010 includes $17,474 of stock-based compensation expense related to the vesting of restricted stock units as a result of the IPO.